Equity (FY)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Equity
Note 10. Equity
2020 Equity Transactions
In September 2020 and October 2020, the Company sold 5.8 million and 10.6 million shares of Series B preferred stock, respectively, at a per share price of $9.12 to PSG and Silver Lake. Upon issuance the Series B shares were recorded in Convertible Preferred Stock at fair value and subsequently adjusted to the current redemption value as of December 31, 2020. Costs incurred as a result of issuing the Series B shares was $0.1 million for the year ended December 31, 2020 and were reflected as a decrease to Convertible Preferred Stock.
2019 Equity Transactions
As described in Note 1, the Company entered into the Agreement with Silver Lake and PSG effective August 23, 2019 which resulted in Silver Lake purchasing a minority interest in the Company.
As part of the transaction, PSG converted 59.2 million Series A shares into common stock. In addition, certain employees (eligible holders) converted 2.1 million Series A shares into common stock. As a result of this transaction, the Company recorded a deemed dividend distribution of $76.9 million.
Subsequently, PSG and eligible holders sold a total of 32.8 million shares of common stock to Silver Lake for cash. The eligible holders also exchanged 50% of its remaining common stock held into Series B resulting in 5.2 million shares of Series B issued. Due to the Company’s involvement with the transaction between the eligible holders and Silver Lake, and as the fair value of the Series B shares was greater than the fair value of the common stock exchanged by the eligible holders, the Company recorded $29.0 million in additional stock-based compensation expense for the year ended December 31, 2019 within general and administrative expense.
Silver Lake exchanged all shares of common stock into shares of our newly issued Series B shares on a 1:1 basis with 32.8 million Series B shares issued. Concurrently, Silver Lake purchased 17.7 million additional shares of Series B from the Company at a per share price of $9.14. In October 2019, Silver Lake received 63.0 thousand shares of Series B for no additional consideration. The Series B shares issued are initially recorded in Convertible Preferred Stock at fair value, less issuance costs, and subsequently adjusted to the redemption value at each reporting period. As a result of this transaction, the Company recorded a deemed dividend distribution of $162.4 million.
Concurrently, the Company offered to and repurchased shares of its common stock for $9.14 per share, including shares issued upon the exercise of stock options in a cashless exercise and Common Stock issued upon conversion of Series A shares. The Company repurchased 2.6 million shares, net of cash paid to the holders of the common stock for $23.5 million.
Issuance costs incurred as a result of the August 2019 transaction were $25.1 million for the year ended December 31, 2019 and were allocated between the issuance of the Series B shares and repurchase of common stock based on the relative fair value of the shares issued and repurchased. The costs related to Series B share issuances were reflected as a reduction to Convertible Preferred Stock and the costs related to the repurchase of common stock were reflected as a reduction to additional paid-in capital.
Shares of common stock with a par value of $0.00001 were as follows:
	2020	2019
	in thousands
Common stock:
Authorized shares, beginning of period	175,000	90,000
Authorized shares, end of period	185,000	175,000
Shares outstanding, beginning of period	40,731	18,252
Common stock issued pursuant to business combinations	222	464
Common stock issued on exercise of stock options, net	84	270
Common stock issued pursuant to vesting of RSAs	2,037	975
Common stock issued upon conversion of preferred stock	—	61,343
Repurchase of common stock pursuant to Tender Offer	—	(2,573)
Conversion into preferred stock	—	(38,000)
Shares outstanding, end of period	43,074	40,731
Shares of convertible preferred stock with a par value of $0.00001 were as follows:
	2020	2019
	in thousands
Series A preferred stock:
Authorized shares, beginning of period	50,000	140,000
Authorized shares, end of period	50,000	50,000
Shares outstanding, beginning of period	44,958	106,301
Conversion into common stock	—	(61,343)
Shares outstanding, end of period	44,958	44,958

Series B preferred stock:
Authorized shares, beginning of period	65,000	10,000
Authorized shares, end of period	75,000	65,000
Shares outstanding, beginning of period	55,759	—
Convertible shares issued	16,467	17,759
Conversion from common stock	—	38,000
Shares outstanding, end of period	72,226	55,759
The Series A shares are redeemable upon a deemed liquidation event not solely within the Company’s control. The redemption price shall be the cash or value of the property, rights or securities paid or distributed upon a deemed liquidation event. Prior to the Second Amended and Restated Certificate of Incorporation, Series A preferred stockholders were entitled to cumulative dividends that accrued at an annual rate of 4% of the Series A Preferred Stock original issue price, compounded annually. The Series A preferred stockholders are not entitled to accrue additional dividends after August 23, 2019.
The Series B shares are redeemable upon written notice from a majority of the holders of Series B shares at any time on or after February 23, 2026. The redemption price is prescribed in the Company’s Second Amended and Restated Certificate of Incorporation, and is based on inputs including, but not limited to, the original issuance price of the Series B shares, accrued dividends whether or not declared, and the fair value of common stock.
Series B holders are entitled to cumulative dividends that accrue at an annual rate of 10% of the Series B share original issue price (as adjusted in accordance with the Company’s Second Amended and Restated Certificate of Incorporation), compounded annually. The initial original issue price for the Series B shares issued ranged from
$9.12 per share to $9.14 per share. Accumulated and undeclared Series B Preferred dividends were $86.0 million and $18.3 million as of December 31, 2020 and 2019, respectively. Such dividends shall be payable only upon the occurrence of a deemed liquidation event or voluntary or involuntary dissolution, liquidation or winding up of the Company without certain consents required by the organizational documents of the Company.